UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED SPECIAL SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

____________________

ITEM 1. REPORT TO STOCKHOLDERS

SELECTED FUNDS	Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Selected American Shares	3
Selected Special Shares	4

Fund Overview, Portfolio Activity, and Fund Performance:
Selected American Shares	6
Selected Special Shares	10
Selected Daily Government Fund	15

Schedule of Investments:
Selected American Shares	17
Selected Special Shares	22
Selected Daily Government Fund	26

Statements of Assets and Liabilities	29

Statements of Operations	31

Statements of Changes in Net Assets	32

Notes to Financial Statements	34

Financial Highlights	41

Report of Independent Registered Public Accounting Firm	43

Fund Information	44

Directors and Officers	45

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, SelectedFunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle	Christopher C. Davis	Kenneth C. Feinberg
Chairman	President & Portfolio Manager	Portfolio Manager

February 6, 2009

SELECTED FUNDS                                                                                                                Management’s Discussion and Analysis

Selected American Shares

Selected American Shares’ Class S shares delivered a negative return on net asset value of 39.44% (Class D shares returned negative 39.24%) for the year ended December 31, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) decreased by 37.00%. The decline was widespread as every sector3 within the Index posted substantial declines. The sectors within the Index that turned in the weakest performance over the year were financials, materials, and information technology. The sectors that turned in the strongest (but still negative) performance over the year were consumer staples and health care.

Factors Impacting the Fund’s Performance

The Fund’s financial companies out-performed the corresponding sector within the Index (down 49% versus down 55% for the Index), but were still the largest detractors4 from performance. A higher relative average weighting in this sector (32% versus 16% for the Index) detracted from performance. American International Group5, American Express, Merrill Lynch, Berkshire Hathaway, Loews, Wachovia, and JPMorgan Chase were among the most important detractors from performance. Visa, Wells Fargo, and Hartford Financial Services were among the most important contributors to the Fund’s performance.

The second largest detractor from performance was energy companies. The Fund’s energy companies under-performed the corresponding sector within the Index (down 36% versus down 35% for the Index) and had a higher relative average weighting (17% versus 14% for the Index). ConocoPhillips was among the most important detractors from performance.

The Fund’s relative performance was helped by having a higher relative average weighting in consumer staple companies (15% versus 11% for the Index). Unfortunately, the Fund’s consumer staple companies under-performed the corresponding sector within the Index (down 25% versus down 16% for the Index). Wal-Mart was among the most important contributors to performance while Costco Wholesale was among the most important detractors. The Fund no longer owns Wal-Mart.

The Fund’s relative performance was harmed by having a lower relative average weighting in health care companies (4% versus 13% for the Index). The Fund’s health care companies under-performed the corresponding sector within the Index (down 29% versus down 23% for the Index). Schering-Plough was among the most important contributors to performance.

H&R Block was the single most important contributor to performance over the year.

The Fund ended the year with approximately 12% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Fund.

SELECTED FUNDS                                                                                      Management’s Discussion and Analysis – (Continued)

Selected Special Shares

Selected Special Shares’ Class S shares delivered a negative return on net asset value of 44.72% (Class D shares returned negative 44.40%) for the year ended December 31, 20081. Over the same time period, the Russell 3000® Index2 (“Index”) decreased by 37.31%. The decline was widespread as every sector3 within the Index posted substantial declines. The sectors within the Index that turned in the weakest performance over the year were financials, materials, and information technology. The sectors that turned in the strongest (but still negative) performance over the year were consumer staples and health care.

Factors Impacting the Fund’s Performance

Three sectors, consumer discretionary, information technology, and financials, accounted for almost three-quarters of the Fund’s negative return.

The Fund had more invested in consumer discretionary companies than in any other sector and they were the most important detractors4 from the Fund’s performance. The Fund’s consumer discretionary companies under-performed the corresponding sector within the Index (down 42% versus down 39% for the Index) and had a higher relative average weighting (32% versus 9% for the Index). Netflix5, H&R Block, Lowe’s, and Target were among the most important contributors to the Fund’s performance. Garmin, Tiffany, and Hunter Douglas were among the most important detractors from performance. The Fund no longer owns Lowe’s, Target, and Tiffany.

The second largest detractor from performance was information technology companies. The Fund’s information technology companies under-performed the corresponding sector within the Index (down 51% versus down 43% for the Index) and had a higher relative average weighting (18% versus 16% for the Index). Google, Texas Instruments, Microsoft, and Agilent Technologies were among the most important detractors from performance.

Financial companies were the third largest detractor from performance. The Fund’s financial companies out-performed the corresponding sector within the Index (down 47% versus down 50% for the Index) and had a higher relative average weighting (18% versus 16% for the Index). Discover Financial Services and Charles Schwab were among the most important contributors to performance. Markel and Ambac Financial were among the most important detractors from performance. The Fund no longer owns Discover Financial Services.

The Fund ended the year with approximately 18% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Fund.

___________________________________

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk, (2) company risk, (3) foreign country risk, (4) financial services risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares’ investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

SELECTED FUNDS                                                                                      Management’s Discussion and Analysis – (Continued)

1      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended December 31, 2008 and the annual operating expense ratios for the year ended December 31, 2008.

Fund Name	1-Year	5-Year	10-Year	Expense Ratio
Selected American Shares S	(39.44)%	(2.10)%	1.33%	0.92%
Selected Special Shares S	(44.72)%	(4.95)%	(1.12)%	1.26%

Fund Name	1-Year	3-Year	Inception (May 3, 2004)	Expense Ratio
Selected American Shares D	(39.24)%	(9.62)%	(2.53)%	0.59%
Selected Special Shares D	(44.40)%	(13.32)%	(5.39)%	0.86%

Benchmark Index	1-Year	3-Year	5-Year	10-Year	Since Class D Inception (May 3, 2004)
Standard & Poor’s 500® Index	(37.00)%	(8.34)%	(2.19)%	(1.38)%	(2.56)%
Russell 3000® Index	(37.31)%	(8.63)%	(1.95)%	(0.80)%	(2.31)%

Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.    The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.   The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3      The companies included in the Standard & Poor’s 500® Index and the Russell 3000® Index are divided into ten sectors. One or more industry groups make up a sector.

4      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5     This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS                                                                                                                                                              Fund Overview

SELECTED AMERICAN SHARES, INC.	At December 31, 2008

Portfolio Composition (% of Fund’s Net Assets)		Industry Weightings (% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	84.72%	Energy	17.75%	13.31%
Common Stock (Foreign)	11.99%	Diversified Financials	13.54%	6.28%
Convertible Bonds (U.S.)	0.26%	Insurance	12.31%	2.67%
Convertible Bonds (Foreign)	0.15%	Information Technology	7.64%	15.30%
Short Term Investments	2.73%	Food & Staples Retailing	7.44%	3.30%
Other Assets & Liabilities	0.15%	Food, Beverage & Tobacco	6.07%	6.22%
	100.00%	Materials	5.45%	2.99%
		Media	5.12%	2.57%
		Banks	4.83%	3.36%
		Health Care	4.56%	14.76%
		Commercial & Professional Services	3.19%	0.71%
		Retailing	2.54%	2.79%
		Other	2.16%	10.30%
		Transportation	2.14%	2.23%
		Household & Personal Products	2.03%	3.34%
		Consumer Services	1.66%	1.75%
		Capital Goods	1.57%	8.12%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Costco Wholesale Corp.	Food & Staples Retailing	5.03%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.75%
Wells Fargo & Co.	Commercial Banks	4.51%
ConocoPhillips	Energy	4.31%
JPMorgan Chase & Co.	Diversified Financial Services	4.25%
Occidental Petroleum Corp.	Energy	4.14%
Devon Energy Corp.	Energy	3.32%
Philip Morris International Inc.	Food, Beverage & Tobacco	3.26%
EOG Resources, Inc.	Energy	2.87%
Comcast Corp., Special Class A	Media	2.39%

SELECTED FUNDS                                                                                                                                                         Portfolio Activity

SELECTED AMERICAN SHARES, INC.	January 1, 2008 through December 31, 2008

New Positions Added (01/01/08 - 12/31/08)

(Highlighted positions are those greater than 0.50% of 12/31/08 total net assets)

		Date of 1st Purchase	% of 12/31/08 Fund Net Assets

Security	Industry
ABB Ltd., ADR	Capital Goods	09/29/08	0.14%
AES Corp.	Utilities	09/03/08	0.21%
Brookfield Asset Management Inc., Class A	Capital Markets	05/21/08	0.50%
Cisco Systems, Inc.	Technology Hardware & Equipment	02/01/08	0.55%
eBay Inc.	Software & Services	02/01/08	0.19%
Garmin Ltd.	Consumer Durables & Apparel	04/03/08	0.12%
General Electric Co.	Capital Goods	01/16/08	–
Goldman Sachs Group, Inc	Capital Markets	09/24/08	0.33%
Hartford Financial Services Group, Inc.	Multi-line Insurance	12/05/08	0.34%
Johnson & Johnson	Pharmaceuticals, Biotechnology &
	Life Sciences	04/03/08	0.61%
Level 3 Communications, Inc.,
Conv. Sr. Notes, 15.00%, 01/15/13	Telecommunication Services	12/23/08	0.11%
Monsanto Co.	Materials	10/02/08	0.49%
OGX Petroleo e Gas Participacoes S.A.	Energy	06/12/08	0.11%
PACCAR Inc.	Capital Goods	10/30/08	0.32%
Schering-Plough Corp.	Pharmaceuticals, Biotechnology &
	Life Sciences	07/21/08	1.20%
Siemens AG, Registered	Capital Goods	02/04/08	0.46%
Sino Forest Corp., Conv.
Sr. Notes, 5.00%, 08/01/13	Materials	07/17/08	0.15%
Visa Inc., Class A	Diversified Financial Services	03/18/08	0.21%
Whole Foods Market, Inc.	Food & Staples Retailing	01/29/08	0.09%

Positions Closed (01/01/08 - 12/31/08)

(Gains and losses greater than $25,000,000 are highlighted)

		Date of Final Sale	Realized Gain (Loss)
Security	Industry
Ambac Financial Group, Inc.	Property & Casualty Insurance	10/20/08	(79,226,640)
Aon Corp.	Insurance Brokers	11/24/08	9,605,192
Asciano Group	Transportation	11/12/08	(8,587,209)
Commerce Bancorp, Inc.	Commercial Banks	03/31/08	3,214,030
Covidien Ltd.	Health Care Equipment & Services	11/24/08	24,088,262
General Electric Co.	Capital Goods	08/05/08	(29,782,218)
HSBC Holdings PLC	Commercial Banks	02/13/08	22,000,759
Lagardere S.C.A.	Media	05/02/08	31,334,526
Liberty Media Corp. – Capital, Series A	Media	11/21/08	(2,366,253)
SK Telecom Co., Ltd., ADR	Telecommunication Services	05/07/08	4,229,903
Tokio Marine Holdings, Inc.	Property & Casualty Insurance	12/29/08	(18,591,266)
Toll Holdings Ltd.	Transportation	11/10/08	(10,465,721)
Toronto-Dominion Bank	Commercial Banks	11/13/08	(8,521,101)
Virgin Blue Holdings Ltd.	Transportation	10/24/08	(1,732,181)
Virgin Media Inc.	Media	07/16/08	(19,292,394)
Wal-Mart Stores, Inc.	Food & Staples Retailing	05/12/08	21,917,195

SELECTED FUNDS                                                                                                                                                       Fund Performance

SELECTED AMERICAN SHARES, INC.	December 31, 2008

CLASS S

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08-12/31/08)

One-Year	(39.44)%	Actual	$1,000.00	$682.08	$4.02
Five-Year	(2.10)%	Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82
Ten-Year	1.33%

*Expenses are equal to the Class’s annualized expense ratio (0.95%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Selected American Shares, Class S on December 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have grown to $11,410 - a 14.10% increase on your initial investment. For comparison, the Standard & Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Selected American Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS                                                                                                                             Fund Performance – (Continued)

SELECTED AMERICAN SHARES, INC.	December 31, 2008

CLASS D

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08-12/31/08)

One-Year	(39.24)%	Actual	$1,000.00	$683.43	$2.54
Life of Class (May 3, 2004 through December 31, 2008)	(2.53)%	Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05

*Expenses are equal to the Class’s annualized expense ratio (0.60%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Selected American Shares, Class D on May 3, 2004 (inception of class). As the chart shows, by December 31, 2008, the value of your investment would have been $8,873 - a 11.27% decrease on your initial investment. For comparison, the Standard & Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Selected American Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS                                                                                                                                                              Fund Overview

SELECTED SPECIAL SHARES, INC.	At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock (U.S.)	78.18%	Information Technology	18.78%	15.41%
Common Stock (Foreign)	18.42%	Media	14.96%	2.55%
Convertible Bonds	1.05%	Health Care	14.11%	14.53%
Short Term Investments	2.09%	Diversified Financials	8.11%	5.53%
Other Assets & Liabilities	0.26%	Insurance	7.45%	3.15%
	100.00%	Retailing	5.82%	2.93%
		Capital Goods	5.71%	8.44%
		Energy	5.28%	12.14%
		Materials	4.74%	3.37%
		Consumer Durables & Apparel	4.02%	1.14%
		Consumer Services	3.28%	2.11%
		Commercial & Professional Services	2.69%	1.11%
		Other	2.46%	21.33%
		Telecommunication Services	1.42%	3.45%
		Food & Staples Retailing	1.17%	2.81%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Google Inc., Class A	Software & Services	6.79%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	5.31%
Comcast Corp., Special Class A	Media	4.55%
Netflix Inc.	Retailing	4.21%
Schering-Plough Corp.	Pharmaceuticals, Biotechnology & Life Sciences	4.16%
Markel Corp.	Property & Casualty Insurance	3.98%
Grupo Televisa S.A., ADR	Media	3.53%
Lagardere S.C.A.	Media	3.36%
Microsoft Corp.	Software & Services	3.05%
Blount International, Inc.	Capital Goods	2.72%

SELECTED FUNDS                                                                                                                                                         Portfolio Activity

SELECTED SPECIAL SHARES, INC.	January 1, 2008 through December 31, 2008

New Positions Added (01/01/08 - 12/31/08)

(Highlighted positions are those greater than 1.25% of 12/31/08 total net assets)

		Date of 1st Purchase	% of 12/31/08 Fund Net Assets

Security	Industry
Bank of New York Mellon Corp.	Capital Markets	09/02/08	2.36%
Charles Schwab Corp.	Capital Markets	12/19/08	1.37%
Cisco Systems, Inc.	Technology Hardware & Equipment	02/15/08	1.37%
Clark Holdings, Inc.	Transportation	01/07/08	0.11%
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A	Consumer Durables & Apparel	06/17/08	–
Devon Energy Corp.	Energy	06/25/08	0.99%
Expeditors International of Washington, Inc.	Transportation	11/20/08	–
Hewlett-Packard Co.	Technology Hardware & Equipment	10/09/08	0.49%
Johnson Controls, Inc.	Automobiles & Components	01/11/08	0.47%
Kuehne & Nagel International AG, Registered	Transportation	02/07/08	0.59%
Liberty Media Corp. - Entertainment, Series A	Media	06/17/08	0.60%
Liberty Media Corp. - Interactive, Series A	Retailing	06/17/08	0.17%
Merrill Lynch & Co., Inc.	Capital Markets	03/06/08	–
Monsanto Co.	Materials	10/22/08	0.91%
Occidental Petroleum Corp.	Energy	06/25/08	1.47%
SAP AG, ADR	Software & Services	10/06/08	1.23%
Schering-Plough Corp.	Pharmaceuticals, Biotechnology &
	Life Sciences	04/25/08	4.16%
Siemens AG, Registered	Capital Goods	06/18/08	1.40%
Yahoo! Inc.	Software & Services	06/13/08	0.95%

SELECTED FUNDS                                                                                                                                Portfolio Activity – (Continued)

SELECTED SPECIAL SHARES, INC.	January 1, 2008 through December 31, 2008

Positions Closed (01/01/08 - 12/31/08)

(Gains and losses greater than $500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Aflac, Inc.	Life & Health Insurance	11/24/08	$(2,934)
Bed Bath & Beyond Inc.	Retailing	06/26/08	(187,625)
British American Tobacco PLC	Food, Beverage & Tobacco	11/12/08	3,840
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A	Consumer Durables & Apparel	11/10/08	(195,636)
Covidien Ltd.	Health Care Equipment & Services	03/10/08	449,834
Dell Inc.	Technology Hardware & Equipment	10/16/08	(1,249,123)
Discover Financial Services	Consumer Finance	09/12/08	(745,722)
Expeditors International of Washington, Inc.	Transportation	12/17/08	23,295
Fiserv, Inc.	Software & Services	02/29/08	60,460
Franklin Electric Co., Inc.	Capital Goods	09/23/08	(117,384)
Harley-Davidson, Inc.	Automobiles & Components	02/12/08	(490,815)
Home Depot, Inc.	Retailing	01/22/08	(9,016)
Ingersoll-Rand Co. Ltd., Class A	Capital Goods	07/11/08	(47,072)
Legg Mason, Inc.	Capital Markets	08/11/08	(931,530)
Lincare Holdings Inc.	Health Care Equipment & Services	02/04/08	(202,547)
Lowe’s Cos, Inc.	Retailing	01/23/08	(191,703)
Merrill Lynch & Co., Inc.	Capital Markets	10/09/08	(849,262)
Molex Inc., Class A	Technology Hardware & Equipment	05/15/08	55,760
Nong Shim Holdings Co., Ltd.	Food, Beverage & Tobacco	02/01/08	10,973
Nymex Holdings Inc.	Diversified Financial Services	08/22/08	11,098
Omnicare, Inc.	Health Care Equipment & Services	03/10/08	(754,629)
Reinet Investments SCA	Diversified Financial Services	11/13/08	(329,109)
Sealed Air Corp.	Materials	07/09/08	4,944
SK Telecom Co., Ltd., ADR	Telecommunication Services	05/07/08	47,251
Sprint Nextel Corp.	Telecommunication Services	11/10/08	(1,494,973)
Target Corp.	Retailing	01/22/08	2,123
Tiffany & Co.	Retailing	10/28/08	1,795,873
Trane, Inc.	Capital Goods	06/06/08	1,139,860
Tyco Electronics Ltd.	Technology Hardware & Equipment	03/18/08	308,995
Tyco International Ltd.	Capital Goods	02/25/08	296,014
Virgin Media Inc.	Media	07/16/08	(577,554)
WABCO Holdings Inc.	Automobiles & Components	11/21/08	(243,312)
Wachovia Corp.	Commercial Banks	02/07/08	175,469
Western Union Co.	Software & Services	02/29/08	31,002

SELECTED FUNDS                                                                                                                                                       Fund Performance

SELECTED SPECIAL SHARES, INC.	December 31, 2008

CLASS S

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08-12/31/08)

One-Year	(44.72)%	Actual	$1,000.00	$665.36	$5.65
Five-Year	(4.95)%	Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.85
Ten-Year	(1.12)%

*Expenses are equal to the Class’s annualized expense ratio (1.35%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Selected Special Shares, Class S on December 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have been $8,938 - a 10.62% decrease on your initial investment. For comparison, the Russell 3000® Index is also presented on the chart below.

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Selected Special Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS                                                                                                                             Fund Performance – (Continued)

SELECTED SPECIAL SHARES, INC.	December 31, 2008

CLASS D

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08-12/31/08)

One-Year	(44.40)%	Actual	$1,000.00	$668.56	$3.77
Life of Class (May 3, 2004 through December 31, 2008)	(5.39)%	Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.57

*Expenses are equal to the Class’s annualized expense ratio (0.90%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Selected Special Shares, Class D on May 3, 2004 (inception of class). As the chart shows, by December 31, 2008, the value of your investment would have been $7,720 - a 22.80% decrease on your initial investment. For comparison, the Russell 3000® Index is also presented on the chart below.

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Selected Special Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS                                                                                                                                                              Fund Overview

SELECTED CAPITAL PRESERVATION TRUST -	At December 31, 2008
SELECTED DAILY GOVERNMENT FUND

Portfolio Composition (% of Fund’s Net Assets)		Maturity Diversification (% of Portfolio Holdings)

Federal Home Loan Bank	48.02%	0-30 Days	61.64%
Repurchase Agreements	21.49%	31-90 Days	16.34%
Federal Farm Credit Bank	13.57%	91-180 Days	13.56%
Freddie Mac	6.96%	181-397 Days	8.46%
Fannie Mae	5.25%		100.00%
Mortgages	4.21%
Private Export Funding	0.14%
Other Assets & Liabilities	0.36%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08-12/31/08)
Class S

Actual	$1,000.00	$1,007.67	$3.78

Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08-12/31/08)
Class D

Actual	$1,000.00	$1,009.34	$2.12

Hypothetical (5% return before expenses)	$1,000.00	$1,023.03	$2.14

*Expenses are equal to the Class’s annualized expense ratio (0.75% and 0.42% for Class S and D, respectively), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 16 for a description of the “Expense Example”.

SELECTED FUNDS                                                                                                                                                 Notes to Performance

The following disclosure provides important information regarding each Fund’s Expense Example, which appears in each Class’s Fund Performance section in this Annual Report. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 07/01/08 to 12/31/08.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (96.71%)
CONSUMER DISCRETIONARY - (10.07%)
Automobiles & Components – (0.76%)
3,321,500	Harley-Davidson, Inc.	$56,365,855

Consumer Durables & Apparel – (0.26%)
456,000	Garmin Ltd.	8,732,400
328,596	Hunter Douglas NV (Netherlands)	10,817,693

		19,550,093

Consumer Services – (1.61%)
5,211,000	H&R Block, Inc.	118,393,920

Media – (4.97%)
10,935,000	Comcast Corp., Special Class A	176,272,200
5,179,000	Grupo Televisa S.A., ADR (Mexico)	77,374,260
1,385,800	Liberty Media Corp. - Entertainment, Series A *	24,182,210
9,362,500	News Corp., Class A	84,917,875
514,768	WPP PLC (United Kingdom)	3,010,016

		365,756,561

Retailing – (2.47%)
712,500	Amazon.com, Inc. *	36,494,250
2,630,000	Bed Bath & Beyond Inc. *	66,828,300
3,631,000	CarMax, Inc. *	28,612,280
1,732,250	Liberty Media Corp. - Interactive, Series A *	5,387,298
1,856,000	Lowe's Cos, Inc.	39,941,120
112,000	Sears Holdings Corp. *	4,345,600

		181,608,848

	TOTAL CONSUMER DISCRETIONARY	741,675,277

CONSUMER STAPLES - (15.10%)
Food & Staples Retailing – (7.23%)
7,065,900	Costco Wholesale Corp.	370,535,796
5,397,945	CVS Caremark Corp.	155,136,939
675,900	Whole Foods Market, Inc.	6,380,496

		532,053,231

Food, Beverage & Tobacco – (5.90%)
280,167	Altria Group, Inc.	4,219,315
7,717,958	Diageo PLC (United Kingdom)	108,443,662
2,232,650	Heineken Holding NV (Netherlands)	63,774,799
517,300	Hershey Co.	17,971,002
5,512,500	Philip Morris International Inc.	239,848,875

		434,257,653

Household & Personal Products – (1.97%)
919,333	Avon Products, Inc.	22,091,572
1,987,000	Procter & Gamble Co.	122,836,340

		144,927,912

	TOTAL CONSUMER STAPLES	1,111,238,796

ENERGY - (17.24%)
2,767,700	Canadian Natural Resources Ltd. (Canada)	110,652,646
41,208,200	China Coal Energy Co. - H (China)	33,302,587
6,129,260	ConocoPhillips	317,495,668
3,720,842	Devon Energy Corp.	244,496,528

SELECTED FUNDS                                                                                                                                             Schedule of Investments

SELECTED AMERICAN SHARES, INC. - (Continued)	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
3,176,200	EOG Resources, Inc.	$211,471,396
5,081,600	Occidental Petroleum Corp.	304,845,184
34,600	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	7,804,436
831,124	Transocean Ltd. *	39,270,609

	TOTAL ENERGY	1,269,339,054

FINANCIALS - (30.23%)
Banks – (4.69%)
	Commercial Banks – (4.69%)
2,461,874	Wachovia Corp. (merged into Wells Fargo & Co. on January 2, 2009)	13,638,782
11,252,420	Wells Fargo & Co.	331,721,342

		345,360,124

Diversified Financials – (13.16%)
	Capital Markets – (5.41%)
1,662,707	Ameriprise Financial, Inc.	38,840,835
4,888,100	Bank of New York Mellon Corp.	138,479,873
2,400,000	Brookfield Asset Management Inc., Class A (Canada)	36,648,000
712,500	E*TRADE Financial Corp. *	812,250
289,000	Goldman Sachs Group, Inc.	24,388,710
2,861,410	Julius Baer Holding, AG (Switzerland)	110,900,504
2,735,443	Merrill Lynch & Co., Inc. (merged into Bank of America Corp. on January 2, 2009)	31,840,556
346,621	Morgan Stanley	5,559,801
275,000	State Street Corp.	10,815,750

		398,286,279

	Consumer Finance – (2.46%)
9,485,800	American Express Co.	175,961,590
518,932	Discover Financial Services	4,945,422

		180,907,012

	Diversified Financial Services – (5.29%)
2,352,095	Citigroup Inc.	15,782,558
9,920,740	JPMorgan Chase & Co.	312,800,932
2,265,600	Moody's Corp.	45,515,904
289,500	Visa Inc., Class A	15,184,275

		389,283,669

		968,476,960

Insurance – (11.96%)
	Life & Health Insurance – (0.33%)
658,000	Principal Financial Group, Inc.	14,851,060
400,000	Sun Life Financial Inc. (Canada)	9,256,000

		24,107,060

	Multi-line Insurance – (2.77%)
8,443,925	American International Group, Inc.	13,256,962
1,531,000	Hartford Financial Services Group, Inc.	25,139,020
5,874,000	Loews Corp.	165,940,500

		204,336,482

	Property & Casualty Insurance – (7.93%)
3,620	Berkshire Hathaway Inc., Class A *	349,692,000
6,366	Berkshire Hathaway Inc., Class B *	20,460,324

SELECTED FUNDS                                                                                                                                             Schedule of Investments

SELECTED AMERICAN SHARES, INC. - (Continued)	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (Continued)
21,700	Markel Corp. *	$6,488,300
584,000	MBIA Inc. *	2,376,880
6,850,800	NIPPONKOA Insurance Co., Ltd. (Japan)	53,297,865
10,212,800	Progressive Corp. (Ohio)	151,251,568

		583,566,937

	Reinsurance – (0.93%)
1,705,787	Transatlantic Holdings, Inc.	68,333,827

		880,344,306

Real Estate – (0.42%)
10,172,000	Hang Lung Group Ltd. (Hong Kong)	31,073,882

	TOTAL FINANCIALS	2,225,255,272

HEALTH CARE - (4.43%)
Health Care Equipment & Services – (2.62%)
1,610,000	Cardinal Health, Inc.	55,496,700
1,230,000	Express Scripts, Inc. *	67,625,400
2,610,000	UnitedHealth Group Inc.	69,426,000

		192,548,100

Pharmaceuticals, Biotechnology & Life Sciences – (1.81%)
756,000	Johnson & Johnson	45,231,480
5,168,500	Schering-Plough Corp.	88,019,555

		133,251,035

	TOTAL HEALTH CARE	325,799,135

INDUSTRIALS - (6.70%)
Capital Goods – (1.52%)
696,000	ABB Ltd., ADR (Switzerland)	10,446,960
835,000	PACCAR Inc.	23,872,650
450,300	Siemens AG, Registered (Germany)	33,900,133
2,027,783	Tyco International Ltd.	43,800,113

		112,019,856

Commercial & Professional Services – (3.10%)
1,241,000	D&B Corp.	95,805,200
5,363,250	Iron Mountain Inc. *	132,633,172

		228,438,372

Transportation – (2.08%)
23,464,601	China Merchants Holdings International Co., Ltd. (China)	45,824,765
17,840,000	China Shipping Development Co. Ltd. - H (China)	17,977,620
13,859,500	Cosco Pacific Ltd. (China)	14,249,856
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	33,803,217
740,500	United Parcel Service, Inc., Class B	40,845,980

		152,701,438

	TOTAL INDUSTRIALS	493,159,666

INFORMATION TECHNOLOGY - (7.42%)
Semiconductors & Semiconductor Equipment – (1.37%)
6,478,300	Texas Instruments Inc.	100,543,216

Software & Services – (2.88%)
1,012,000	eBay Inc. *	14,127,520

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (Continued)	December 31, 2008

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
174,800	Google Inc., Class A *	$53,728,276
7,414,000	Microsoft Corp.	144,128,160

		211,983,956

Technology Hardware & Equipment – (3.17%)
3,474,300	Agilent Technologies, Inc. *	54,303,309
2,491,000	Cisco Systems, Inc. *	40,553,480
2,323,000	Dell Inc. *	23,741,060
2,261,000	Hewlett-Packard Co.	82,051,690
2,027,783	Tyco Electronics Ltd.	32,870,363

		233,519,902

	TOTAL INFORMATION TECHNOLOGY	546,047,074

MATERIALS - (5.14%)
1,339,500	BHP Billiton PLC (United Kingdom)	25,980,367
930,600	Martin Marietta Materials, Inc.	90,342,648
517,800	Monsanto Co.	36,427,230
477,500	Rio Tinto PLC (United Kingdom)	10,613,179
7,883,400	Sealed Air Corp.	117,777,996
4,159,100	Sino-Forest Corp. (Canada)*	33,252,586
924,100	Vulcan Materials Co.	64,298,878

	TOTAL MATERIALS	378,692,884

TELECOMMUNICATION SERVICES - (0.17%)
6,853,000	Sprint Nextel Corp. *	12,540,990

	TOTAL TELECOMMUNICATION SERVICES	12,540,990

UTILITIES - (0.21%)
1,895,300	AES Corp. *	15,617,272

	TOTAL UTILITIES	15,617,272

	TOTAL COMMON STOCK – (Identified cost $7,267,458,900)	7,119,365,420

CONVERTIBLE BONDS - (0.41%)
MATERIALS - (0.15%)
$15,365,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	10,909,150

	TOTAL MATERIALS	10,909,150

TELECOMMUNICATION SERVICES - (0.26%)
19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	11,544,000
8,000,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (a)	8,030,000

	TOTAL TELECOMMUNICATION SERVICES	19,574,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $42,565,000)	30,483,150

SHORT TERM INVESTMENTS - (2.73%)
COMMERCIAL PAPER - (1.10%)
25,000,000	Sanpaolo IMI U.S. Financial Co., 0.47%, 01/02/09	24,999,674
30,852,000	Toyota Credit Puerto Rico Corp., 0.10%, 01/02/09	30,851,914
25,000,000	UBS Finance Delaware LLC, 0.92%, 01/12/09	24,992,972

	TOTAL COMMERCIAL PAPER	80,844,560

SELECTED FUNDS                                                                                                                                             Schedule of Investments

SELECTED AMERICAN SHARES, INC. - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
REPURCHASE AGREEMENTS - (1.63%)
$59,959,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $59,959,200
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $61,158,180)	$59,959,000
24,982,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $24,982,056
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $25,481,640)	24,982,000
34,975,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $34,975,097
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $35,674,500)	34,975,000

	TOTAL REPURCHASE AGREEMENTS	119,916,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $200,760,560)	200,760,560

	Total Investments – (99.85%) – (Identified cost $7,510,784,460) – (b)	7,350,609,130
	Other Assets Less Liabilities – (0.15%)	10,776,874

	Net Assets – (100.00%)	$7,361,386,004

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 9 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $7,512,096,610. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,692,061,643
	Unrealized depreciation	(1,853,549,123)

	Net unrealized depreciation	$(161,487,480)

See Notes to Financial Statements

SELECTED FUNDS                                                                                                                                             Schedule of Investments

SELECTED SPECIAL SHARES, INC.	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (96.60%)
CONSUMER DISCRETIONARY - (27.89%)
Automobiles & Components – (0.47%)
16,360	Johnson Controls, Inc.	$297,098

Consumer Durables & Apparel – (3.92%)
52,400	Garmin Ltd.	1,003,460
45,122	Hunter Douglas NV (Netherlands)	1,485,459

		2,488,919

Consumer Services – (3.21%)
23,240	H&R Block, Inc.	528,013
47,800	Yum! Brands, Inc.	1,505,700

		2,033,713

Media – (14.60%)
179,100	Comcast Corp., Special Class A	2,887,092
149,900	Grupo Televisa S.A., ADR (Mexico)	2,239,506
52,500	Lagardere S.C.A. (France)	2,132,982
21,800	Liberty Media Corp. - Entertainment, Series A *	380,410
65,280	News Corp., Class A	592,090
35,500	Walt Disney Co.	805,495
7,700	WPP PLC, ADR (United Kingdom)	227,689

		9,265,264

Retailing – (5.69%)
104,910	CarMax, Inc. *	826,691
34,490	Liberty Media Corp. - Interactive, Series A *	107,264
89,460	Netflix Inc. *	2,673,064

		3,607,019

	TOTAL CONSUMER DISCRETIONARY	17,692,013

CONSUMER STAPLES - (2.03%)
Food & Staples Retailing – (1.14%)
10,460	Costco Wholesale Corp.	548,523
18,550	Whole Foods Market, Inc.	175,112

		723,635

Food, Beverage & Tobacco – (0.89%)
19,665	Heineken Holding NV (Netherlands)	561,723

	TOTAL CONSUMER STAPLES	1,285,358

ENERGY - (5.15%)
9,600	Devon Energy Corp.	630,816
15,500	Occidental Petroleum Corp.	929,845
27,600	Tenaris S.A., ADR (Argentina)	579,048
23,871	Transocean Ltd. *	1,127,905

	TOTAL ENERGY	3,267,614

FINANCIALS - (15.53%)
Diversified Financials – (7.92%)
	Capital Markets – (4.38%)
52,790	Bank of New York Mellon Corp.	1,495,541
53,800	Charles Schwab Corp.	869,408
117,452	E*TRADE Financial Corp. *	133,895
7,170	Julius Baer Holding, AG (Switzerland)	277,890

		2,776,734

SELECTED FUNDS                                                                                                                                             Schedule of Investments

SELECTED SPECIAL SHARES, INC. - (Continued)	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (3.54%)
295	CME Group Inc.	$61,280
65,800	Oaktree Capital Group LLC, Class A (a)	1,250,200
14,003	Pargesa Holdings S.A., Bearer Shares (Switzerland)	935,845

		2,247,325

		5,024,059

Insurance – (7.27%)
	Insurance Brokers – (0.16%)
5,018	Brown & Brown, Inc.	104,876

	Life & Health Insurance – (0.62%)
21,530	Power Corp. of Canada (Canada)	391,011

	Property & Casualty Insurance – (4.29%)
102,522	Ambac Financial Group, Inc.	133,278
8,445	Markel Corp. *	2,525,055
16,180	MBIA Inc. *	65,853

		2,724,186

	Reinsurance – (2.20%)
5,200	Everest Re Group, Ltd.	395,928
5,530	RenaissanceRe Holdings Ltd.	285,127
17,768	Transatlantic Holdings, Inc.	711,786

		1,392,841

		4,612,914

Real Estate – (0.34%)
14,622	Redwood Trust, Inc.	218,014

	TOTAL FINANCIALS	9,854,987

HEALTH CARE - (13.78%)
Health Care Equipment & Services – (4.31%)
10,770	Cardinal Health, Inc.	371,242
34,100	IDEXX Laboratories, Inc. *	1,224,190
42,840	UnitedHealth Group Inc.	1,139,544

		2,734,976

Pharmaceuticals, Biotechnology & Life Sciences – (9.47%)
56,300	Johnson & Johnson	3,368,429
154,800	Schering-Plough Corp.	2,636,244

		6,004,673

	TOTAL HEALTH CARE	8,739,649

INDUSTRIALS - (8.90%)
Capital Goods – (5.57%)
181,952	Blount International, Inc. *	1,724,905
45,100	Shaw Group Inc. *	923,197
11,800	Siemens AG, Registered (Germany)	888,345

		3,536,447

Commercial & Professional Services – (2.63%)
4,430	D&B Corp.	341,996
53,536	Iron Mountain Inc. *	1,323,945

		1,665,941

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (Continued)	December 31, 2008

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (0.70%)
118,300	Clark Holdings, Inc. *	$70,980
5,790	Kuehne & Nagel International AG, Registered (Switzerland)	375,008

		445,988

	TOTAL INDUSTRIALS	5,648,376

INFORMATION TECHNOLOGY - (18.34%)
Semiconductors & Semiconductor Equipment – (2.55%)
104,400	Texas Instruments Inc.	1,620,288

Software & Services – (12.05%)
90,617	Convera Corp., Class A *	20,388
14,024	Google Inc., Class A *	4,310,557
99,650	Microsoft Corp.	1,937,196
21,500	SAP AG, ADR (Germany)	778,730
49,300	Yahoo! Inc. *	599,981

		7,646,852

Technology Hardware & Equipment – (3.74%)
76,300	Agilent Technologies, Inc. *	1,192,569
53,324	Cisco Systems, Inc. *	868,115
8,500	Hewlett-Packard Co.	308,465

		2,369,149

	TOTAL INFORMATION TECHNOLOGY	11,636,289

MATERIALS - (4.63%)
8,200	Monsanto Co.	576,870
36,680	Sigma-Aldrich Corp.	1,547,529
101,900	Sino-Forest Corp. (Canada)*	814,705

	TOTAL MATERIALS	2,939,104

TELECOMMUNICATION SERVICES - (0.35%)
7,518	American Tower Corp., Class A *	220,428

	TOTAL TELECOMMUNICATION SERVICES	220,428

	TOTAL COMMON STOCK – (Identified cost $83,168,136)	61,283,818

CONVERTIBLE BONDS - (1.05%)
TELECOMMUNICATION SERVICES - (1.05%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	661,375

	TOTAL CONVERTIBLE BONDS – (Identified cost $1,100,000)	661,375

SHORT TERM INVESTMENTS - (2.09%)
664,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $664,002
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $677,280)	664,000
276,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $276,001
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $281,520)	276,000

SELECTED FUNDS                                                                                                                                             Schedule of Investments

SELECTED SPECIAL SHARES, INC. - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$387,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $387,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $394,740)	$387,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,327,000)	1,327,000

	Total Investments – (99.74%) – (Identified cost $85,595,136) – (b)	63,272,193
	Other Assets Less Liabilities – (0.26%)	167,874

	Net Assets – (100.00%)	$63,440,067

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 9 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $86,189,890. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$3,818,281
	Unrealized depreciation	(26,735,978)

	Net unrealized depreciation	$(22,917,697)

See Notes to Financial Statements

SELECTED FUNDS                                                                                                                                             Schedule of Investments

SELECTED CAPITAL PRESERVATION TRUST -	December 31, 2008

SELECTED DAILY GOVERNMENT FUND

Principal	Security	Value (Note 1)
FANNIE MAE - (5.25%)
$250,000	5.25%, 01/15/09	$250,204
500,000	4.00%, 01/26/09	500,520
1,500,000	6.0769%, 02/17/09 (a)	1,508,697
200,000	3.60%, 03/03/09	200,169
200,000	3.31%, 03/30/09	200,208
375,000	5.00%, 04/13/09	378,115
200,000	6.50%, 07/15/09	203,958
327,000	6.625%, 09/15/09	337,850
172,000	4.03%, 09/22/09	175,597

	TOTAL FANNIE MAE – (Identified cost $3,755,318)	3,755,318

FEDERAL FARM CREDIT BANK - (13.57%)
5,000,000	0.861%, 01/02/09 (a)	5,000,000
500,000	3.875%, 01/12/09	500,246
400,000	4.55%, 03/27/09	401,784
800,000	4.875%, 04/13/09	804,961
3,000,000	1.15%, 06/02/09 (a)	3,004,145

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $9,711,136)	9,711,136

FEDERAL HOME LOAN BANK - (48.02%)
2,000,000	3.20%, 01/05/09 (b)	1,999,289
1,000,000	3.31%, 01/09/09 (b)	999,265
1,935,000	3.25%, 01/13/09	1,935,298
1,000,000	3.25%, 01/14/09	1,000,000
100,000	5.40%, 01/21/09	100,187
5,000,000	3.664%, 01/23/09 (a)	5,000,463
1,000,000	0.20%, 01/27/09 (b)	999,856
200,000	4.00%, 01/27/09	200,205
1,000,000	2.60%, 01/28/09	1,000,000
1,000,000	5.477%, 01/28/09	1,001,929
1,000,000	3.30%, 02/02/09 (b)	997,067
1,000,000	2.76%, 02/12/09	1,000,000
200,000	5.25%, 02/13/09	200,436
900,000	5.75%, 02/13/09	903,521
250,000	4.05%, 02/23/09	250,859
2,000,000	2.50%, 03/17/09	2,000,356
3,000,000	0.35%, 03/20/09 (a)	3,000,000
1,000,000	0.39%, 04/03/09 (a)	1,000,000
800,000	3.24%, 04/03/09	800,132
1,000,000	0.43%, 04/08/09 (a)	1,000,000
200,000	3.00%, 04/15/09	200,472
250,000	5.863%, 04/22/09	253,965
600,000	3.75%, 04/27/09	602,022
125,000	5.00%, 04/29/09	126,554
1,000,000	4.25%, 05/15/09	1,006,336
500,000	4.00%, 05/26/09	506,472
2,000,000	3.05%, 06/18/09	1,999,483
500,000	5.25%, 06/19/09	507,795
150,000	5.375%, 07/17/09	152,452

SELECTED FUNDS                                                                                                                                             Schedule of Investments

SELECTED CAPITAL PRESERVATION TRUST -	December 31, 2008

SELECTED DAILY GOVERNMENT FUND - (Continued)

Principal	Security	Value (Note 1)
FEDERAL HOME LOAN BANK – (CONTINUED)
$250,000	3.25%, 07/28/09	$250,522
250,000	2.85%, 08/27/09	253,150
100,000	5.00%, 09/18/09	101,760
1,000,000	4.449%, 10/13/09 (a)	1,002,123
2,000,000	3.50%, 10/14/09	2,004,900

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $34,356,869)	34,356,869

FREDDIE MAC - (6.96%)
355,000	5.25%, 01/12/09	355,266
250,000	4.875%, 02/17/09	251,344
2,000,000	4.75%, 03/05/09	2,007,161
100,000	5.75%, 03/15/09	100,621
500,000	3.375%, 04/15/09	501,672
310,000	4.25%, 07/15/09	313,539
400,000	4.375%, 07/30/09	407,860
1,000,000	6.625%, 09/15/09	1,040,670

	TOTAL FREDDIE MAC – (Identified cost $4,978,133)	4,978,133

MORTGAGES - (4.21%)
FANNIE MAE POOLS - (0.96%)
676,442	5.00%, 09/01/09, Pool No. 254468	684,837

	Total Fannie Mae Pools	684,837

FREDDIE MAC POOLS - (3.25%)
141,029	4.50%, 01/01/09, Pool No. M90893	141,029
71,296	5.00%, 01/01/09, Pool No. M80718	71,296
132,640	5.50%, 02/01/09, Pool No. M80720	132,816
714,124	3.50%, 04/01/09, Pool No. M90913	714,610
1,266,014	4.50%, 04/01/09, Pool No. M90914	1,266,293

	Total Freddie Mac Pools	2,326,044

	TOTAL MORTGAGES – (Identified cost $3,010,881)	3,010,881

PRIVATE EXPORT FUNDING - (0.14%)
100,000	6.67%, 09/15/09	101,577

	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $101,577)	101,577

REPURCHASE AGREEMENTS - (21.49%)
7,689,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $7,689,026
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $7,842,780)	7,689,000
3,204,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $3,204,007
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $3,268,080)	3,204,000

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	December 31, 2008

SELECTED DAILY GOVERNMENT FUND - (Continued)

Principal	Security	Value (Note 1)
REPURCHASE AGREEMENTS – (CONTINUED)
$4,486,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $4,486,012
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $4,575,720)	$4,486,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $15,379,000)	15,379,000

	Total Investments – (99.64%) – (Identified cost $71,292,914) – (c)	71,292,914
	Other Assets Less Liabilities – (0.36%)	254,015

	Net Assets – (100.00%)	$71,546,929

(a)

The interest rates on floating rate securities, shown as of December 31, 2008, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Aggregate cost for Federal Income Tax purposes is $71,292,914.

See Notes to Financial Statements

SELECTED FUNDS                                                                                                                       Statements of Assets and Liabilities

At December 31, 2008

	Selected	Selected	Selected Daily
	American	Special	Government
	Shares	Shares	Fund

ASSETS:
Investments in securities at value* (see accompanying	$7,350,609,130	$63,272,193	$71,292,914
Schedules of Investments)
Cash	91,110	2,183	3,904
Cash - foreign currencies**	–	4,299	–
Receivables:
Capital stock sold	18,789,804	190,286	570
Dividends and interest	8,092,540	76,552	404,698
Investment securities sold	9,363,299	31,477	–
Prepaid expenses	185,670	3,096	3,268
Due from Adviser	–	–	1,165
Total assets	7,387,131,553	63,580,086	71,706,519
LIABILITIES:
Payables:
Capital stock redeemed	19,143,638	50,668	45,763
Distributions payable	–	–	53,662
Accrued custodian fees	249,410	11,258	5,981
Accrued distribution service fees	1,029,437	3,913	1,018
Accrued management fees	3,676,596	40,024	20,023
Accrued transfer agent fees:
Class S	1,327,728	8,214	1,361
Class D	213,523	5,157	1,757
Other accrued expenses	105,217	20,785	30,025
Total liabilities	25,745,549	140,019	159,590
NET ASSETS	$7,361,386,004	$63,440,067	$71,546,929

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$322,567,119	$2,330,596	$7,154,693
Additional paid-in capital	7,594,636,391	92,159,008	64,392,236
Overdistributed net investment income	(2,203,185)	(64,198)	–
Accumulated net realized losses from investments and foreign currency transactions	(393,463,200)	(8,662,682)	–
Net unrealized depreciation on investments and foreign currency transactions	(160,151,121)	(22,322,657)	–
Net Assets	$7,361,386,004	$63,440,067	$71,546,929

*Including:
Cost of investments	$7,510,784,460	$85,595,136	$71,292,914
Cost and market value of repurchase agreements (if greater	–	–	15,379,000
than 10% of assets)
**Cost of cash - foreign currencies	–	4,347	–

SELECTED FUNDS                                                                                              Statements of Assets and Liabilities – (Continued)

At December 31, 2008

	Selected	Selected	Selected Daily
	American	Special	Government
	Shares	Shares	Fund
CLASS S SHARES:
Net assets	$4,480,736,053	$15,643,569	$4,243,932
Shares outstanding	156,981,472	2,299,126	4,243,932
Net asset value, offering, and redemption price per share (Net	$28.54	$6.80	$1.00
Assets ÷ Shares Outstanding)
CLASS D SHARES:
Net assets	$2,880,649,951	$47,796,498	$67,302,997
Shares outstanding	101,072,223	7,023,256	67,302,997
Net asset value, offering, and redemption price per share (Net	$28.50	$6.81	$1.00
Assets ÷ Shares Outstanding)

See Notes to Financial Statements

SELECTED FUNDS                                                                                                                                          Statements of Operations

For the year ended December 31, 2008

	Selected	Selected	Selected Daily
	American	Special	Government
	Shares	Shares	Fund
INVESTMENT INCOME:
Income:
Dividends*	$180,176,280	$1,490,630	$–
Interest	6,042,810	172,465	3,053,838
Net lending fees	17,184	–	–
Other income	26,848	24,373	–
Total income	186,263,122	1,687,468	3,053,838

Expenses:
Management fees (Note 2)	55,482,551	688,230	322,556
Custodian fees	1,166,544	38,603	21,011
Transfer agent fees:
Class S	6,731,052	53,926	14,248
Class D	950,162	29,718	9,618
Audit fees	61,200	20,400	16,800
Legal fees	102,227	6,409	6,341
Reports to shareholders	1,136,588	10,492	6,457
Directors’ fees and expenses	592,049	8,656	8,738
Registration and filing fees	150,002	31,500	33,440
Miscellaneous	268,382	13,255	8,999
Payments under distribution plan (Note 3):
Class S	15,816,072	71,228	11,914
Total expenses	82,456,829	972,417	460,122
Expenses paid indirectly (Note 6)	(2,267)	(487)	(15)
Reimbursement of expenses by adviser (Note 2)	–	–	(9,235)
Net expenses	82,454,562	971,930	450,872
Net investment income	103,808,560	715,538	2,602,966

REALIZED & UNREALIZED LOSS ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions	(290,237,042)	(7,033,231)	–
Foreign currency transactions	(625,281)	(7,604)	–
Net change in unrealized appreciation (depreciation)	(4,790,394,567)	(49,785,249)	–
Net realized and unrealized loss on investments and foreign currency	(5,081,256,890)	(56,826,084)	–
Net increase (decrease) in net assets resulting from	$(4,977,448,330)	$(56,110,546)	$2,602,966
operations

*Net of foreign taxes withheld as follows	$2,052,140	$55,489	$–

See Notes to Financial Statements

SELECTED FUNDS                                                                                                                     Statements of Changes in Net Assets

For the year ended December 31, 2008

	Selected	Selected	Selected Daily
	American	Special	Government
	Shares	Shares	Fund
OPERATIONS:
Net investment income	$103,808,560	$715,538	$2,602,966
Net realized loss from investments and foreign currency transactions	(290,862,323)	(7,040,835)	–
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,790,394,567)	(49,785,249)	–
Net increase (decrease) in net assets resulting from operations	(4,977,448,330)	(56,110,546)	2,602,966

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Class S	(55,442,250)	–	(97,566)
Class D	(47,995,856)	(153,552)	(2,505,400)
Return of capital:
Class S	(1,177,433)	–	–
Class D	(1,019,293)	(25,788)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share
transactions (Note 5):
Class S	(42,931,837)	(10,657,415)	(631,978)
Class D	(134,262,825)	(6,271,172)	(42,883,336)

Total decrease in net assets	(5,260,277,824)	(73,218,473)	(43,515,314)

NET ASSETS:
Beginning of year	12,621,663,828	136,658,540	115,062,243
End of year*	$7,361,386,004	$63,440,067	$71,546,929

*Including overdistributed net investment income of	$(2,203,185)	$(64,198)	$–

See Notes to Financial Statements

SELECTED FUNDS                                                                                                                     Statements of Changes in Net Assets

For the year ended December 31, 2007

	Selected	Selected	Selected Daily
	American	Special	Government
	Shares	Shares	Fund
OPERATIONS:
Net investment income	$142,810,592	$307,497	$5,317,055
Net realized gain from investments and foreign currency transactions	344,081,842	12,698,029	–
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	114,688,416	(13,973,179)	–
Net increase (decrease) in net assets resulting from operations	601,580,850	(967,653)	5,317,055

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Class S	(77,900,811)	(31,093)	(232,293)
Class D	(65,056,495)	(429,931)	(5,084,762)
Realized gains from investment transactions:
Class S	–	(4,661,736)	–
Class D	–	(10,363,282)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class S	(195,201,856)	(7,953,039)	(1,040,098)
Class D	442,005,167	11,397,530	6,533,082

Total increase (decrease) in net assets	705,426,855	(13,009,204)	5,492,984

NET ASSETS:
Beginning of year	11,916,236,973	149,667,744	109,569,259
End of year*	$12,621,663,828	$136,658,540	$115,062,243

*Including overdistributed net investment income of	$(2,833,082)	$(996,798)	$–

See Notes to Financial Statements

SELECTED FUNDS                                                                                                                                  Notes to Financial Statements

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected Special Shares, Inc. (a Maryland corporation) (“Selected Special Shares”), and the Selected Capital Preservation Trust (an Ohio corporation) (“Trust”). The Trust consists of the Selected Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Selected American Shares and Selected Special Shares are diversified, professionally managed stock-oriented funds.

Selected Daily Government Fund seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund’s return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

The Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation and distributions.

A. VALUATION OF SECURITIES – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS                                                                                                         Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of December 31, 2008 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected American		Selected		Selected Daily
	Shares		Special Shares		Government Fund
Valuation inputs
Level 1 – Quoted prices	$6,522,395,275		$53,376,366		$–
Level 2 – Other Significant Observable Inputs	828,213,855	*	9,895,827	*	71,292,914
Level 3 – Significant Unobservable Inputs	–		–		–
Total	$7,350,609,130		$63,272,193		$71,292,914

* Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

B.   MASTER REPURCHASE AGREEMENTS – The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY – The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

E. FEDERAL INCOME TAXES – It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

SELECTED FUNDS                                                                                                         Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

E.	FEDERAL INCOME TAXES – (CONTINUED)

At December 31, 2008, each fund had available for federal income tax purposes unused capital loss carryforwards, post October 2008 capital losses, and post October 2008 foreign currency losses as follows:

	Capital Loss Carryforwards

	Selected American Shares	Selected Special Shares
Expiring
12/31/2012	$29,605,000	$–
12/31/2013	69,420,000	–
12/31/2014	–	–
12/31/2015	–	–
12/31/2016	291,657,000	4,823,000
Total	$390,682,000	$4,823,000

	Post October 2008 Capital Losses (expire December 31, 2017)	Post October 2008 Foreign Currency Losses (deferred)
Selected American Shares	$1,469,000	$83,000
Selected Special Shares	3,277,000	500

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION – Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.   DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds.

SELECTED FUNDS                                                                                                         Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

J.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, partnership income, and redesignation of distributions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2008, for Selected American Shares, amounts have been reclassified to reflect a decrease in paid in capital of $884,724, a decrease in overdistributed net investment income of $259,443, and a decreasein accumulated net realized loss of $625,281; for Selected Special Shares, amounts have been reclassified to reflect a decrease in paid in capital of $15,378, a decrease in overdistributed net investment income of $370,614, and an increasein accumulated net realized loss of $355,236. The Funds’ net assets have not been affected by these reclassifications.

The tax character of distributions paid during the years ended December 31, 2008 and 2007, was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Selected American Shares
2008	$103,438,106	$–	$2,196,726	$105,634,832
2007	142,957,306	–	–	142,957,306

Selected Special Shares
2008	153,552	–	25,788	179,340
2007	1,529,948	13,956,094	–	15,486,042

Selected Daily Government Fund
2008	2,602,966	–	–	2,602,966
2007	5,317,055	–	–	5,317,055

As of December 31, 2008 the components of accumulated losses on a tax basis were as follows:

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES
Accumulated net realized losses from investments and foreign currency transactions	$(392,234,073)	$(8,100,009)
Net unrealized depreciation on investments	(161,463,324)	(22,917,411)
Total	$(553,697,397)	$(31,017,420)

NOTE 2 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate for Selected American Shares is 0.65% on the first $500 million of average net assets, 0.60% on the next $500 million, 0.55% on the next $2 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of average net assets in excess of $10 billion. The annual rate for Selected Special Shares is 0.70% on the first $50 million of average net assets, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the year ended December 31, 2008, approximated 0.53% and 0.69% of average net assets for Selected American Shares and Selected Special Shares, respectively. The annual rate for the Selected Daily Government Fund is 0.30% of average net assets.

SELECTED FUNDS                                                                                                         Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 2 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES –

(CONTINUED)

Boston Financial Data Services, Inc. ("BFDS") is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2008 was $204,442, $9,147 and $2,589 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses to the extent necessary to cap total annual operating expenses at 0.75% and 0.50% for Class S and Class D shares, respectively. During the year ended December 31, 2008, such reimbursements amounted to $9,235 for Class S shares. Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 – DISTRIBUTION SERVICE FEES

For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets. For the year ended December 31, 2008, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $15,816,072, $71,228, and $11,914, respectively.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2008 were as follows:

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES
Cost of purchases	$1,876,066,825	$29,452,216
Proceeds of sales	$2,135,765,524	$47,825,733

NOTE 5 – CAPITAL STOCK

At December 31, 2008, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized. At December 31, 2008, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized. At December 31, 2008, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:

CLASS S	Year ended December 31, 2008
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold	52,788,052	205,953	2,911,490
Shares issued in reinvestment of distributions	2,146,603	–	93,798
	54,934,655	205,953	3,005,288
Shares redeemed	(57,050,156)	(1,335,225)	(3,637,266)
Net decrease	(2,115,501)	(1,129,272)	(631,978)

Proceeds from shares sold	$1,973,690,601	$1,847,371	$2,911,490
Proceeds from shares issued in reinvestment of distributions	55,103,276	–	93,798
	2,028,793,877	1,847,371	3,005,288
Cost of shares redeemed	(2,071,725,714)	(12,504,786)	(3,637,266)
Net decrease	$(42,931,837)	$(10,657,415)	$(631,978)

SELECTED FUNDS                                                                                                         Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 5 – CAPITAL STOCK – (CONTINUED)

CLASS S	Year ended December 31, 2007
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND

Shares sold	33,124,919	582,123	2,085,184
Shares issued in reinvestment of distributions	1,568,572	361,672	213,751
	34,693,491	943,795	2,298,935
Shares redeemed	(38,625,009)	(1,451,787)	(3,339,033)
Net decrease	(3,931,518)	(507,992)	(1,040,098)

Proceeds from shares sold	$1,581,496,343	$8,295,415	$2,085,184
Proceeds from shares issued in reinvestment	75,291,387	4,470,268	213,751
of distributions
	1,656,787,730	12,765,683	2,298,935
Cost of shares redeemed	(1,851,989,586)	(20,718,722)	(3,339,033)
Net decrease	$(195,201,856)	$(7,953,039)	$(1,040,098)

CLASS D	Year ended December 31, 2008
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold	16,281,582	347,821	13,790,987
Shares issued in reinvestment of distributions	1,377,495	20,267	2,637,462
	17,659,077	368,088	16,428,449
Shares redeemed	(21,633,056)	(1,023,109)	(59,311,785)
Net decrease	(3,973,979)	(655,021)	(42,883,336)

Proceeds from shares sold	$637,480,859	$3,086,028	$13,790,987
Proceeds from shares issued in reinvestment of distributions	35,291,397	119,775	2,637,462
	672,772,256	3,205,803	16,428,449
Cost of shares redeemed	(807,035,081)	(9,476,975)	(59,311,785)
Net decrease	$(134,262,825)	$(6,271,172)	$(42,883,336)

CLASS D	Year ended December 31, 2007
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND

Shares sold	17,162,498	607,975	8,024,258
Shares issued in reinvestment of distributions	1,198,605	839,842	5,084,102
	18,361,103	1,447,817	13,108,360
Shares redeemed	(8,979,476)	(541,032)	(6,575,278)
Net increase	9,381,627	906,785	6,533,082

Proceeds from shares sold	$817,082,583	$8,644,057	$8,024,258
Proceeds from shares issued in reinvestment	57,533,014	10,372,055	5,084,102
of distributions
	874,615,597	19,016,112	13,108,360
Cost of shares redeemed	(432,610,430)	(7,618,582)	(6,575,278)
Net increase	$442,005,167	$11,397,530	$6,533,082

NOTE 6 – EXPENSES PAID INDIRECTLY

Under an agreement with the custodian bank, each Fund’s custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the year ended December 31, 2008, such reductions amounted to $2,267, $487, and $15 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively.

SELECTED FUNDS                                                                                                         Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 7 – SECURITIES LOANED

Selected American Shares (“Fund”) has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2008, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 – BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the year ended December 31, 2008.

NOTE 9 – ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Selected American Shares amounted to $18,939,150 or 0.26% of the Fund’s net assets as of December 31, 2008. The aggregate value of illiquid securities in Selected Special Shares amounted to $1,250,200 or 1.97% of the Fund’s net assets as of December 31, 2008. Securities are as follows:

Fund	Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/ Share		Valuation per Unit/ Share as of December 31, 2008

Selected American Shares	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	15,365,000	153,650		100.0000		71.000

					$		$

Selected American Shares	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	12/23/08	8,000,000	80,000		100.0000		100.375

					$		$

Selected Special Shares	Oaktree Capital Group LLC, Class A	05/21/07	N/A	65,800		34.1658		19.000

					$		$

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Year ended 12/31/2008	$47.78	$0.34	[3]	$(19.23)	$(18.89)
Year ended 12/31/2007	46.06	0.49	[3]	1.72	2.21
Year ended 12/31/2006	40.24	0.30	[3]	5.81	6.11
Year ended 12/31/2005	36.87	0.31		3.34	3.65
Year ended 12/31/2004	33.17	0.26		3.71	3.97
Selected American Shares Class D:
Year ended 12/31/2008	47.79	0.48	[3]	(19.28)	(18.80)
Year ended 12/31/2007	46.07	0.63	[3]	1.73	2.36
Year ended 12/31/2006	40.23	0.45	[3]	5.81	6.26
Year ended 12/31/2005	36.86	0.41	[3]	3.35	3.76
Period from 05/03/2004[6] to 12/31/2004	34.12	0.18		2.91	3.09
Selected Special Shares Class S:
Year ended 12/31/2008	12.30	0.04	[3]	(5.54)	(5.50)
Year ended 12/31/2007	13.98	–	[3,5]	(0.17)	(0.17)
Year ended 12/31/2006	12.47	(0.03)	[3]	2.22	2.19
Year ended 12/31/2005	12.44	0.02		1.03	1.05
Year ended 12/31/2004	11.70	0.05		1.26	1.31
Selected Special Shares Class D:
Year ended 12/31/2008	12.30	0.08	[3]	(5.54)	(5.46)
Year ended 12/31/2007	13.98	0.05	[3]	(0.17)	(0.12)
Year ended 12/31/2006	12.46	0.02	[3]	2.23	2.25
Year ended 12/31/2005	12.42	0.05	[3]	1.04	1.09
Period from 05/03/2004[6] to 12/31/2004	11.97	0.05		1.00	1.05
Selected Daily Government Fund Class S:
Year ended 12/31/2008	1.000	0.020		–	0.020
Year ended 12/31/2007	1.000	0.044		–	0.044
Year ended 12/31/2006	1.000	0.043		–	0.043
Year ended 12/31/2005	1.000	0.025		–	0.025
Year ended 12/31/2004	1.000	0.007		–	0.007
Selected Daily Government Fund Class D:
Year ended 12/31/2008	1.000	0.024		–	0.024
Year ended 12/31/2007	1.000	0.048		–	0.048
Year ended 12/31/2006	1.000	0.045		–	0.045
Year ended 12/31/2005	1.000	0.027		–	0.027
Period from 05/03/2004[6] to 12/31/2004	1.000	0.007		–	0.007

Portfolio Turnover[2] (for all classes of shares)	Year ended December 31,
	2008	2007	2006	2005	2004
Selected American Shares	18%	8%	9%	4%	3%
Selected Special Shares	30%	36%	41%	53%	30%

                                                                                                                                                                                       Financial Highlights

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
										Gross		Net[4]

$(0.34)	$–	$–	$–	$(0.01)		$(0.35)	$28.54	(39.44)%	$4,481	0.92%		0.92%		0.86%
(0.49)	–	–	–	–		(0.49)	47.78	4.79	7,602	0.90		0.88		1.01
(0.29)	–	–	–	–		(0.29)	46.06	15.19	7,509	0.90		0.90		0.72
(0.28)	–	–	–	–		(0.28)	40.24	9.90	7,978	0.90		0.90		0.81
(0.26)	–	–	–	(0.01)		(0.27)	36.87	11.97	6,660	0.92		0.92		0.76

(0.48)	–	–	–	(0.01)		(0.49)	28.50	(39.24)	2,881	0.59		0.59		1.19
(0.64)	–	–	–	–		(0.64)	47.79	5.11	5,020	0.57		0.57		1.32
(0.42)	–	–	–	–		(0.42)	46.07	15.59	4,407	0.58		0.58		1.04
(0.39)	–	–	–	–		(0.39)	40.23	10.19	1,675	0.61		0.60		1.11
(0.34)	–	–	–	(0.01)		(0.35)	36.86	9.08	681	0.65	[7]	0.65	[7]	1.10	[7]

–	–	–	–	–		–	6.80	(44.72)	16	1.26		1.26		0.43
(0.01)	(1.50)	–	–	–		(1.51)	12.30	(1.27)	42	1.17		1.17		(0.03)
(0.11)	(0.57)	–	–	–		(0.68)	13.98	17.74	55	1.16		1.16		(0.20)
(0.13)	(0.89)	–	–	–		(1.02)	12.47	8.45	68	1.16		1.12		0.11
(0.04)	(0.53)	–	–	–		(0.57)	12.44	11.34	91	1.17		1.17		0.37

(0.03)	–	–	–	–	[5]	(0.03)	6.81	(44.40)	48	0.86		0.86		0.83
(0.06)	(1.50)	–	–	–		(1.56)	12.30	(0.89)	94	0.81		0.81		0.33
(0.16)	(0.57)	–	–	–		(0.73)	13.98	18.19	95	0.83		0.83		0.13
(0.16)	(0.89)	–	–	–		(1.05)	12.46	8.83	55	0.87		0.86		0.37
(0.07)	(0.53)	–	–	–		(0.60)	12.42	8.91	20	0.91	[7]	0.91	[7]	0.86	[7]

(0.020)	–	–	–	–		(0.020)	1.000	2.05	4	0.94		0.75		2.09
(0.044)	–	–	–	–		(0.044)	1.000	4.50	5	0.97		0.75		4.41
(0.043)	–	–	–	–		(0.043)	1.000	4.33	6	0.67		0.67		4.28
(0.025)	–	–	–	–		(0.025)	1.000	2.57	100	0.68		0.67		2.54
(0.007)	–	–	–	–		(0.007)	1.000	0.73	107	0.68		0.68		0.72

(0.024)	–	–	–	–		(0.024)	1.000	2.40	67	0.40		0.40		2.44
(0.048)	–	–	–	–		(0.048)	1.000	4.85	110	0.41		0.41		4.75
(0.045)	–	–	–	–		(0.045)	1.000	4.61	104	0.40		0.40		4.55
(0.027)	–	–	–	–		(0.027)	1.000	2.75	11	0.50		0.50		2.71
(0.007)	–	–	–	–		(0.007)	1.000	0.74	5	0.44	[7]	0.44	[7]	1.21	[7]

1   Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns for periods of less than one full year are not annualized.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

[4]	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[5]	Less than $0.005 per share.

[6]	Inception date of class.

[7]	Annualized.

See Notes to Financial Statements

SELECTED FUNDS                                                                               Report of Independent Registered Public Accounting Firm

December 31, 2008

To the Shareholders and Board of Directors/Trustees

of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust:

We have audited the accompanying statements of assets and liabilities of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund (a series of Selected Capital Preservation Trust), including the schedules of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 20, 2009

SELECTED FUNDS                                                                                                                                                         Fund Information

Federal Income Tax Information (Unaudited)

In early 2009, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2008. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2008 with their 2008 Form 1099-DIV.

Selected American Shares, Inc.

During the calendar year 2008, $103,438,106 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $103,438,106 or 100% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2008, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $103,438,106 or 100% as qualified dividend income.

Selected Special Shares, Inc.

During the calendar year 2008, $153,552 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $153,552 or 100% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2008, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $153,552 or 100% as qualified dividend income.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS                                                                                                                                               Directors and Officers

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until retirement, resignation, death, or removal. Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

William P. Barr (5/23/50)	Director	Director since 1994	Of Counsel to Kirkland & Ellis LLP (law firm); Former Executive Vice President and General Counsel, Verizon (formerly GTE Corp. before it merged with Bell Atlantic) since July 1994.	3	Director, Holcim (U.S.) Inc. (supplier of Portland and blended cements).

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity and real estate investment management) since March 1999; former Managing Director, Financial Guaranty Insurance Company; former Treasurer, State of Connecticut.	3	Director, Hartford Foundation for Public Giving; Director, University of Connecticut Foundation, Inc.

Jerome E. Hass (6/1/40)	Director	Director since 1997	Professor of Finance and Business Strategy, Johnson Graduate School of Management, Cornell University; Consultant, National Economic Research Associates; Chief Financial Officer and Co-Owner of B&H Enterprises of Ithaca (hardware store).	3	None

Katherine L. MacWilliams (1/19/56)	Director	Director since 1997	Chief Financial Officer, Caridian BCT, Inc. (a medical device company); former Chief Financial Officer, Coors Brewers Limited, a division of Molson Coors Brewing Company.	3	None

James J. McMonagle (10/1/44)	Director/ Chairman	Director since 1990	Chairman of the Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director of Owens Corning (producer of residential and commercial building materials).

Richard O'Brien (9/12/45)	Director	Director since 1996	Retired Corporate Economist for Hewlett-Packard Company.	3	None

Marsha Williams (3/28/51)	Director (resigned January 2009)	Director since 1996	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director of the Davis Funds (consisting of 13 portfolios); Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

SELECTED FUNDS                                                                                                                     Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Inside Directors*

Andrew A. Davis (6/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	9	Director of certain Davis Funds (consisting of 6 portfolios).

Christopher C. Davis (7/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund and the Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co., a registered broker/dealer.	10	Director of certain Davis Funds (consisting of 7 portfolios); Director, Washington Post Co. (newspaper publisher).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Christopher C. Davis (born 7/13/65, Selected Funds officer since 1998). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Selected Funds officer since 1998). See description in the section on Inside Directors.

Kenneth C. Eich (born 8/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Selected Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Selected Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Selected Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Company
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111 Transfer Agent Boston Financial Data Services, Inc. c/o The Selected Funds P.O. Box 8243 Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577 Independent Registered Public Accounting Firm KPMG LLP 707 Seventeenth Street, Suite 2700 Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2008 and December 31, 2007 were $20,400 and $18,000, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2008 and December 31, 2007 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2008 and December 31, 2007 were $7,290 and $6,960, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2008 and December 31, 2007 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2008 and December 31, 2007. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this form N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment

Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED SPECIAL SHARES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 6, 2009

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: March 6, 2009